Deferred charges - Deferred Charges (Detail) $ in Thousands	9 Months Ended
Sep. 30, 2016 USD ($)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Beginning Balance, Dry-docking	$ 42,774
Costs incurred, Dry-docking	19,561
Amortization expensed, Dry-docking	(9,783)
Ending Balance, Dry-docking	52,552
Beginning Balance, Financing fees	14,525
Costs incurred, Financing fees	6,080
Amortization expensed, Financing fees	(1,259)
Ending Balance, Financing fees	19,346
Beginning Balance, Total	57,299
Costs incurred, Total	25,641
Amortization expensed, Total	(11,042)
Ending Balance, Total	$ 71,898